ARISTON CONVERTIBLE SECURITIES FUND

                       Supplement Dated December 20, 2002
                         to Prospectus Dated May 1, 2002


On December 18, 2002, the Board of Trustees of AmeriPrime Funds approved the reorganization of Ariston Convertible Securities Fund (the "Fund") into a newly created series of Unified Series Trust with the same name ("Unified Series"). You will receive shares of the Unified Series equal in value to the shares of the Fund that you own at the time of the reorganization. The reorganization is scheduled to take place on January 6, 2003. You may not purchase shares of the Unified Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on January 3, 2003.

The investment objective and policies of the Fund and the Unified Series are substantially similar. In addition, the investment adviser for the Fund will serve as investment adviser for the Unified Series under a substantially similar investment advisory contract.

The Fund's expenses will not increase as a result of the reorganization. No costs of the reorganization will be paid by the Fund or the Unified Series. The Fund's reorganization into the Unified Series Trust is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.
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                                AUXIER FOCUS FUND

                       Supplement Dated December 20, 2002

                      to Prospectus Dated November 1, 2002


On December 18, 2002, the Board of Trustees of the AmeriPrime Funds approved the reorganization of Auxier Focus Fund (the "Fund") into a newly created series of Unified Series Trust with the same name ("Unified Series"). You will receive shares of the Unified Series equal in value to the shares of the Fund that you own at the time of the reorganization. The reorganization is scheduled to take place on January 6, 2003. You may not purchase shares of the Unified Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on January 3, 2003.

The investment objective and policies of the Fund and the Unified Series are substantially similar. In addition, the investment adviser for the Fund will serve as investment adviser for the Unified Series under a substantially similar investment advisory contract.

The Fund's expenses will not increase as a result of the reorganization. No costs of the reorganization will be paid by the Fund or the Unified Series. The Fund's reorganization into the Unified Series Trust is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.
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                           CORBIN SMALL-CAP VALUE FUND

                       Supplement Dated December 20, 2002
                        to Prospectus Dated March 1, 2002


On December 18, 2002, the Board of Trustees of AmeriPrime Funds approved the reorganization of Corbin Small-Cap Value Fund (the "Fund") into a newly created series of Unified Series Trust with the same name ("Unified Series"). You will receive shares of the Unified Series equal in value to the shares of the Fund that you own at the time of the reorganization. The reorganization is scheduled to take place on January 6, 2003. You may not purchase shares of the Unified Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on January 3, 2003.

The investment objective and policies of the Fund and the Unified Series are substantially similar. In addition, the investment adviser for the Fund will serve as investment adviser for the Unified Series under a substantially similar investment advisory contract.

The Fund's expenses will not increase as a result of the reorganization. No costs of the reorganization will be paid by the Fund or the Unified Series. The Fund's reorganization into the Unified Series Trust is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.
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                                GJMB GROWTH FUND

                       Supplement Dated December 20, 2002
                        to Prospectus Dated June 1, 2002


On December 18, 2002, the Board of Trustees of the AmeriPrime Funds approved the reorganization of GJMB Growth Fund (the "Fund") into a newly created series of Unified Series Trust with the same name ("Unified Series"). You will receive shares of the Unified Series equal in value to the shares of the Fund that you own at the time of the reorganization. The reorganization is scheduled to take place on January 6, 2003. You may not purchase shares of the Unified Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on January 3, 2003.

The investment objective and policies of the Fund and the Unified Series are substantially similar. In addition, the investment adviser for the Fund will serve as investment adviser for the Unified Series under a substantially similar investment advisory contract.

The Fund's expenses will not increase as a result of the reorganization. No costs of the reorganization will be paid by the Fund or the Unified Series. The Fund's reorganization into the Unified Series Trust is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.
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                               GLOBALT GROWTH FUND

                       Supplement Dated December 20, 2002
                        to Prospectus Dated May 28, 2002


On December 18, 2002, the Board of Trustees of the AmeriPrime Funds approved the reorganization of GLOBALT Growth Fund (the "Fund") into a newly created series of Unified Series Trust with the same name ("Unified Series"). You will receive shares of the Unified Series equal in value to the shares of the Fund that you own at the time of the reorganization. The reorganization is scheduled to take place on January 6, 2003. You may not purchase shares of the Unified Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on January 3, 2003.

The investment objective and policies of the Fund and the Unified Series are substantially similar. In addition, the investment adviser for the Fund will serve as investment adviser for the Unified Series under a substantially similar investment advisory contract.

The Fund's expenses will not increase as a result of the reorganization. No costs of the reorganization will be paid by the Fund or the Unified Series. The Fund's reorganization into the Unified Series Trust is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.
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                            MARATHON VALUE PORTFOLIO

                       Supplement Dated December 20, 2002
                        to Prospectus Dated March 1, 2002


On December 18, 2002, the Board of Trustees of the AmeriPrime Funds approved the reorganization of Marathon Value Portfolio (the "Fund") into a newly created series of Unified Series Trust with the same name ("Unified Series"). You will receive shares of the Unified Series equal in value to the shares of the Fund that you own at the time of the reorganization. The reorganization is scheduled to take place on January 6, 2003. You may not purchase shares of the Unified Series until after the reorganization occurs. You may purchase and sell shares of the Fund in accordance with the Fund's prospectus until 4:00 p.m. (Eastern time) on January 3, 2003.

The investment objective and policies of the Fund and the Unified Series are substantially similar. In addition, the investment adviser for the Fund will serve as investment adviser for the Unified Series under a substantially similar investment advisory contract.

The Fund's expenses will not increase as a result of the reorganization. No costs of the reorganization will be paid by the Fund or the Unified Series. The Fund's reorganization into the Unified Series Trust is expected to be a tax-free transaction for federal income tax purposes. The reorganization will not trigger any redemption fees.
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